Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments-risk management
Capital Structure Balance

Amounts in US$‘000	2023	2022
Total Equity	176,020	115,585
Net Debt (a)	367,945	368,799
Working capital (b)	39,184	8,989
(a)	Calculated as total borrowings (including ‘current and non-current borrowings’ as shown in the Consolidated Statement of Financial Position) less cash and cash equivalents.
(b)	Calculated as ‘current assets’ less ‘current liabilities’.